PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and right-of-use assets [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Land	1,330,000	1,330,000
Leasehold improvements	1,758,229	244,472
Furniture & fixtures	460,890	376,207
Computer equipment	46,484	94,846
Machinery & equipment	2,305,217	1,261,340
	5,900,820	3,306,865
Less: accumulated depreciation and amortization	(1,031,227)	(558,229)
	4,869,593	2,748,636